Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivable	31,487,335	36,159,165
Less: allowance for credit losses	(1,978,793)	(3,013,077)
Accounts receivable, net	29,508,542	33,146,088

Schedule of Changes to the Allowance for Credit Loss

The movement of the allowance for credit loss is as follows:

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	—	—	(1,978,793)
Current period provision	(5,334,098)	(3,481,333)	(3,100,973)
Write-offs	5,334,098	1,502,540	2,066,689
Balance at the end of the year	—	(1,978,793)	(3,013,077)